North Square Oak Ridge All Cap Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Number of Shares				Value
		COMMON STOCKS - 95.4%
		COMMUNICATION SERVICES - 14.7%
		Entertainment - 1.5%
682		Activision Blizzard, Inc.		$56,176
278		Netflix Inc.*		158,235
				214,411
		Interactive Media & Services - 12.4%
131		Alphabet Inc. - Class A*		379,107
213		Alphabet Inc. - Class C*		619,668
1,997		Facebook, Inc. - Class A*		757,622
				1,756,397
		Media - 0.8%
131		Charter Communications, Inc. - Class A*		106,983
		TOTAL COMMUNICATION SERVICES		2,077,791

		CONSUMER DISCRETIONARY - 10.7%
		Internet & Direct Marketing Retail - 6.6%
792		Alibaba Group Holding Ltd. - ADR*1		132,256
230		Amazon.com, Inc.*		798,282
				930,538
		Leisure Products - 1.0%
1,355		YETI Holdings, Inc.*		134,606

		Specialty Retail - 2.3%
404		Five Below, Inc.*		85,975
2,057		Ross Stores, Inc.		243,549
				329,524
		Textiles, Apparel & Luxury Goods - 0.8%
1,435		VF Corp.		109,734
		TOTAL CONSUMER DISCRETIONARY		1,504,402

		CONSUMER STAPLES - 3.1%
		Food & Staples Retailing - 2.6%
813		Costco Wholesale Corp.		370,313

		Personal Products - 0.5%
1,179		Unilever PLC - ADR[1]		65,647
		TOTAL CONSUMER STAPLES		435,960

		FINANCIALS - 2.1%
		Capital Markets - 1.5%
1,764		Intercontinental Exchange, Inc.		210,851

		Insurance - 0.6%
578		Marsh & McLennan Cos, Inc.		90,862
		TOTAL FINANCIALS		301,713

		HEALTH CARE - 12.8%
		Biotechnology - 0.5%
690		Horizon Therapeutics - PLC*1		74,582

		Health Care Equipment & Supplies - 5.1%
974		Abbott Laboratories		123,084
1,058		Danaher Corp.		342,961
813		Edwards Lifesciences Corp.*		95,267
564		Stryker Corp.		156,285
				717,597
		Health Care Providers & Services - 2.9%
498		LHC Group, Inc.*		93,006
773		UnitedHealth Group Inc.		321,777
				414,783
		Health Care Technology - 0.7%
411		Inspire Medical Systems, Inc.*		91,883

		Pharmaceuticals - 3.6%
1,289		AstraZeneca Plc - ADR[1]		75,123
1,759		Bristol-Myers Squibb Co.		117,607
1,220		Eli Lilly & Co.		315,114
				507,844
		TOTAL HEALTH CARE		1,806,689

		INDUSTRIALS - 5.4%
		Aerospace & Defense - 1.4%
267		Axon Enterprise, Inc.*		48,559
235		TransDigm Group, Inc.*		142,756
				191,315
		Electrical Equipment - 0.7%
740		AMETEK, Inc.		100,618

		Industrial Conglomerates - 0.9%
251		Roper Technologies, Inc.		121,303

		Professional Services - 1.6%
718		TransUnion		87,259
711		Verisk Analytics, Inc.		143,451
				230,710
		Road & Rail - 0.4%
266		Saia, Inc.*		63,874

		Trading Companies & Distributors - 0.4%
144		United Rentals, Inc.*		50,782
		TOTAL INDUSTRIALS		758,602

		INFORMATION TECHNOLOGY - 45.1%
		IT Services - 10.4%
934		EPAM Systems, Inc.*		591,045
652		Fidelity National Information Services, Inc.		83,306
666		Mastercard Inc. - Class A		230,589
875		PayPal Holdings, Inc.*		252,577
1,370		Visa Inc. - Class A		313,867
				1,471,384
		Semiconductors & Semiconductor Equipment - 5.3%
227		Broadcom Inc.		112,867
414		KLA Corp.		140,743
1,548		NVIDIA Corp.		346,520
1,035		QUALCOMM, Inc.		151,824
				751,954
		Software - 17.5%
385		Adobe, Inc.*		255,525
324		ANSYS, Inc.*		118,377
509		Five9, Inc.*		80,539
746		Fortinet, Inc.*		235,094
289		Intuit, Inc.		163,606
4,200		Microsoft Corp.		1,267,896
838		salesforce.com, Inc.*		222,296
206		ServiceNow, Inc.*		132,590
				2,475,923
		Technology Hardware, Storage & Peripherals - 11.9%
11,013		Apple Inc.		1,672,104
		TOTAL INFORMATION TECHNOLOGY		6,371,365

		MATERIALS - 1.5%
		Chemicals - 1.5%
955		Ecolab Inc.		215,219
		TOTAL MATERIALS		215,219

		TOTAL COMMON STOCKS
		(Cost $5,609,822)		13,471,741

		REAL ESTATE INVESTMENT TRUST (REIT) - 0.9%
149		Equinix, Inc.		125,674
		TOTAL REIT
		(Cost $79,151)		125,674

		SHORT-TERM INVESTMENT - 3.8%
546,903		First American Treasury Obligations Fund - Class X, 0.01%[2]		546,903
		TOTAL SHORT-TERM INVESTMENT
		(Cost $546,903)		546,903

		TOTAL INVESTMENTS - 100.1%
		(Cost $6,235,876)		14,144,318
		Liabilities in Excess of Other Assets - (0.1)%
		TOTAL NET ASSETS - 100.0%	$

	ADR - American Depositary Receipt
	PLC - Public Limited Company

	*	Non-Income producing security
	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments

North Square Oak Ridge All Cap Growth Fund
SUMMARY OF INVESTMENTS
August 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	45.1%
Communication Services	14.7%
Health Care	12.8%
Consumer Discretionary	10.7%
Industrials	5.4%
Consumer Staples	3.1%
Financials	2.1%
Materials	1.5%
Total Common Stocks	95.4%
REIT	0.9%
Short-Term Investment	3.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

North Square Oak Ridge All Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$13,471,741	$-	$-	$13,471,741
REIT	125,674	-	-	125,674
Short-Term Investment	546,903	-	-	546,903
Total	$14,144,318	$-	$-	$14,144,318

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.